Note 23 - Changes of Other Intangible Assets by Asset Class (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes of Other Intangible Assets by Asset Class [Abstract]
Ammortization of other intangible assets included in general and administrative expenses	€ 1,200	€ 1,100
Changes of other intangible assets comprised of impairments of EUR million on self-developed software	€ 29	€ 24